Credit Facility (Details) (USD $)		0 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended
	Sep. 30, 2013 Equipment facility	May 21, 2012 Original Line of Credit	Sep. 30, 2013 Original Line of Credit item	Dec. 31, 2012 Original Line of Credit	Sep. 30, 2013 New line of credit item	Jun. 06, 2013 New line of credit
Credit facility
Maximum borrowing capacity		$ 4,000,000				$ 4,500,000
Minimum interest rate (as a percent)		4.00%			4.00%
Percentage points above prime rate considered for determining interest rate		0.75%			0.75%
Loan advances				3,600,000	4,500,000
Interest payment period			9 months		9 months
Number of equal monthly principal and interest payments			36		36
Amount maintained in deposit accounts with bank at all times			2,000,000		2,000,000
Percentage of increase in interest rate basis of existence of an event as per loan and security agreement			5.00%		5.00%
Principal
2013				582,000
2013	290,000
2014	2,187,000			1,188,000
2015	2,719,000			1,238,000
2016	2,174,000			632,000
2017	479,000
Total	7,849,000			3,640,000
Interest
2013				137,000
2013	78,000
2014	272,000			102,000
2015	168,000			53,000
2016	62,000			9,000
2017	4,000
Total	584,000			301,000
Total
2013				719,000
2013	368,000
2014	2,459,000			1,290,000
2015	2,887,000			1,291,000
2016	2,236,000			641,000
2017	483,000
Total	$ 8,433,000			$ 3,941,000